Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income II Portfolio

September 30, 2019

VIPFLI-II-QTLY-1119
1.822345.114

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.9%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	32,264	$1,085,044
VIP Equity-Income Portfolio Investor Class (a)	50,767	1,136,667
VIP Growth & Income Portfolio Investor Class (a)	64,269	1,296,952
VIP Growth Portfolio Investor Class (a)	15,698	1,109,883
VIP Mid Cap Portfolio Investor Class (a)	10,315	316,051
VIP Value Portfolio Investor Class (a)	57,115	834,448
VIP Value Strategies Portfolio Investor Class (a)	33,542	408,543
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,927,189)		6,187,588

International Equity Funds - 18.6%
VIP Emerging Markets Portfolio Investor Class (a)	213,409	2,471,276
VIP Overseas Portfolio Investor Class (a)	168,017	3,610,691
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,311,833)		6,081,967

Bond Funds - 47.5%
Fidelity Inflation-Protected Bond Index Fund (a)	288,559	2,940,419
Fidelity Long-Term Treasury Bond Index Fund (a)	56,245	836,363
VIP High Income Portfolio Investor Class (a)	118,766	653,215
VIP Investment Grade Bond Portfolio Investor Class (a)	832,562	11,106,379
TOTAL BOND FUNDS
(Cost $14,681,141)		15,536,376

Short-Term Funds - 15.0%
VIP Government Money Market Portfolio Investor Class 1.77% (a)(b)
(Cost $4,913,481)	4,913,481	4,913,481
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $29,833,644)		32,719,412
NET OTHER ASSETS (LIABILITIES) - 0.0%		4
NET ASSETS - 100%		$32,719,416

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$2,822,838	$314,482	$411,047	$9,357	$9,282	$204,864	$2,940,419
Fidelity Long-Term Treasury Bond Index Fund	1,713,886	244,915	1,453,376	35,650	210,200	120,738	836,363
VIP Contrafund Portfolio Investor Class	1,297,650	190,166	488,907	158,736	18,001	68,134	1,085,044
VIP Emerging Markets Portfolio Investor Class	1,990,354	516,149	371,285	--	(4,129)	340,187	2,471,276
VIP Equity-Income Portfolio Investor Class	1,361,598	114,357	480,119	95,651	(33,409)	174,240	1,136,667
VIP Government Money Market Portfolio Investor Class 1.77%	4,556,649	795,525	438,693	76,867	--	--	4,913,481
VIP Growth & Income Portfolio Investor Class	1,552,214	239,417	577,684	170,574	63,555	19,450	1,296,952
VIP Growth Portfolio Investor Class	1,326,379	132,854	522,064	89,843	164,029	8,685	1,109,883
VIP High Income Portfolio Investor Class	641,108	17,067	75,478	5,509	(1,814)	72,332	653,215
VIP Investment Grade Bond Portfolio Investor Class	8,923,139	2,318,735	901,238	40,024	7,370	758,373	11,106,379
VIP Mid Cap Portfolio Investor Class	376,845	65,195	138,444	43,105	(8,321)	20,776	316,051
VIP Overseas Portfolio Investor Class	3,010,218	717,180	509,343	116,217	(2,644)	395,280	3,610,691
VIP Value Portfolio Investor Class	999,910	98,273	382,687	67,208	20,924	98,028	834,448
VIP Value Strategies Portfolio Investor Class	487,570	64,261	197,127	49,942	(17,150)	70,989	408,543
Total	$31,060,358	$5,828,576	$6,947,492	$958,683	$425,894	$2,352,076	$32,719,412

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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